Short-term and long-term loan (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term and long-term loans
The short-term and long-term loan as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Short- term loan
Short-term bank borrowings	172,000	436,200

Long-term loan
Long-term bank borrowings	-	68,753